Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted loss per share
The table below summarizes the Company's basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2021	2020
Net loss	$(9,688)	$(34,618)

Weighted average shares outstanding
Basic	59,901,306	323,328
Diluted	59,901,306	323,328

Basic loss per common share	$(0.16)	$(107.07)
Diluted loss per common share	$(0.16)	$(107.07)

The table below summarizes the Company's basic and diluted loss per share calculations (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
	(as restated)
Net loss	$(136,392)	$(98,895)

Weighted average shares outstanding
Basic	34,833,211	301,559
Diluted	34,833,211	301,559

Basic loss per common share	$(3.92)	$(327.95)
Diluted loss per common share	$(3.92)	$(327.95)